TRANSACTIONS WITH RELATED PARTIES - Issued (Details) - Key management personnel of entity or parent - Additional Remuneration Units (ARU) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Total	$ 383	$ 848	$ 534
URAs Directors
Disclosure of transactions between related parties [line items]
Total	345	763	481
URAs Board Committee
Disclosure of transactions between related parties [line items]
Total	$ 38	$ 85	$ 53